Stock Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Stock Based Compensation [Abstract]
Stock Based Compensation

Note 12 - Stock Based Compensation

Share-based Compensation Plan

The Board of Directors and stockholders approved the BioStem Technologies, Inc. 2022 Equity Incentive Plan (2022 EIP), effective as of January 3, 2023, which serves as the successor to the BioStem Technologies, Inc. 2021 Equity Incentive Plan (2021 EIP) and permits the grant of incentive and nonstatutory stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards, and cash-based awards and other stock-based awards to qualified employees, directors, and consultants. No new awards will be issued under the 2021 EIP as of the effective date of the 2022 EIP. Outstanding awards under the 2021 EIP continue to be subject to the terms and conditions of the 2021 EIP. If shares issued under the 2021 EIP and 2022 EIP pursuant to awards of restricted stock, restricted stock units, performance shares or performance units are repurchased by the Company or are forfeited to the Company due to the failure to vest, such shares are added back to the reserves of the 2022 EIP. Shares used to pay the exercise price of an award or to satisfy the tax withholdings related to an award will also become available for future grant or sale under the current EIP. The maximum aggregate number of shares that may be subject to awards and sold under the 2022 EIP is 6,752,693 shares. The shares may be authorized but unissued, or reacquired common stock. As of June 30, 2026, there were 3,984,613 shares reserved for future issuance under the current EIP. The term of each Option will be stated in the Award Agreement. In the case of an incentive stock option, the term will be no more than ten (10) years from the date of grant thereof. In the case of an incentive stock option granted to a Participant who, at the time the incentive stock option is granted, owns stock representing more than ten percent (10%) of the total combined voting power of all classes of stock of the Company or any Parent or Subsidiary, the term of the Incentive Stock Option will be five (5) years from the date of grant or such shorter term as may be provided in the Award Agreement.

Stock Options

The fair value of service-based stock options granted to employees and non-employees was estimated on the grant date using the Black-Scholes valuation model with the following assumptions:

	June 30, 2026	June 30, 2025
Dividend yield	0%	0%
Expected term	6 years	6 years
Risk-free interest rates	3.86%-4.25%	4.02%-4.42%
Expected volatility	102.09-105.65%	104.47%-106.86%

Dividend Yield - The dividend yield is assumed to be zero as the Company has never paid dividends and has no current plans to do so.

Expected Term - The expected term represents the period that the Company’s stock-based awards are expected to be outstanding. The Company determines the expected term using the simplified method as the Company does not have sufficient historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the options.

Expected Volatility - Since the Company does not have a sufficient trading history of its common stock, the expected volatility is derived from the average historical stock volatilities of several unrelated public companies within the Company’s industry that the Company considers to be comparable to its business over a period equivalent to the expected term of the stock option grants.

Fair Value of Common Stock- The fair value of common stock is based on the closing price of the Company’s common stock, as reported on Over-the-Counter Market (“OTC”) on the date of grant.

The following table summarizes activity under the Company’s stock options plans for service-based and market-based stock options:

	Number of Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Remaining Term (Years)	Intrinsic Value
Outstanding as of December 31, 2025	6,280,284	$2.92	6.67	$5,576,041
Granted	1,530,939	5.00	-	-
Forfeited	(21,246)	12.53	-	-
Outstanding as of June 30, 2026	7,789,977	3.25	6.94	$389,876
Vested and exercisable as of June 30, 2026	5,787,962	$2.37	6.07	$5,672,203

The weighted-average grant date fair value of options granted during the six months ended June 30, 2026 and 2025, was $4.11 and $8.86, respectively. During the three and six months ended June 30, 2026 and 2025, the Company recognized $1,002,280 and $1,668,345 and $495,874 and $746,817, respectively, of stock-based compensation expense in connection with service-based and market-based option grants which is included in general and administrative expenses on the condensed consolidated statements of operations. As of June 30, 2026, total unrecognized stock-based compensation expense for service-based option grants was $9,024,029, which is expected to be recognized on a straight-line basis over a weighted-average period of 2.32 years.

Market-Based Stock Option Grants

In July 2022, the Board of Directors approved and amended executive employment agreements for the Company’s Chief Executive Officer (“CEO”) and Chief Operating Officer (“COO”). Additionally, in October 2022 the Board of Directors granted 2,250,000 options at an exercise price of $2.00, to both the CEO and COO, for a total of 4,500,000 options with an aggregate grant date fair value of $14,829,290 estimated using the Monte Carlo simulation. Vesting of these options were based on Sustained Market Capitalization targets, which were fully met during the first quarter of 2025, and the options may be exercised for up to 10 years after the date of grant. During the three and six months ended June 30, 2025, $1,438,538 of stock-based compensation was recognized on these market-based option grants. No stock-based compensation expense was recognized on the market-based option grants during the three and six months ended June 30, 2026, as the remaining stock-based compensation expense was recognized during the first quarter of 2025 upon the sustained Market Capitalization targets being fully met.

Restricted Stock Units (“RSUs”)

During the six months ended June 30, 2026, a total of 876,400 RSUs with an aggregate grant date fair value of $4,705,105 were granted to certain members of the Board of the Directors and executive leadership team. The RSUs granted vest 33% on the first anniversary of the grant date with quarterly vesting over two (2) years thereafter. The fair value of restricted stock is based on the closing price of the Company’s common stock on the date of the grant.

The following table summarizes the restricted stock unit activity during the six months ended June 30, 2026:

	Shares Outstanding	Weighted Average Grant Date Fair Value
Unvested balance-December 31, 2025	661,882	$9.93
Granted	876,400	5.37
Vested	(266,709)	9.62
Forfeited or canceled	(7,430)	12.45
Unvested balance-June 30, 2026	1,264,143	$6.82

During the three and six months ended June 30, 2026 and 2025, the Company recognized stock-based compensation expense in connection with restricted stock units of $1,360,297 and $2,241,751 and $633,991 and $1,020,883, respectively. During the three months ended June 30, 2026, two Board of Directors resigned. As part of their resignation, the Company agreed to accelerate the vesting of their outstanding RSU awards, and the remaining aggregate stock-based compensation expense of $234,121 associated with their awards was recognized within general and administrative expenses on the condensed consolidated statement of operations. As of June 30, 2026, unrecognized stock-based compensation on unvested RSUs was $7,771,651 which will be recognized through April 2029 over a weighted average period of 2.09 years.

Note 8 - Stock Based Compensation

Share-based Compensation Plan

The Board of Directors and stockholders approved the BioStem Technologies, Inc. 2022 Equity Incentive Plan (2022 EIP), effective as of January 3, 2023, which serves as the successor to the BioStem Technologies, Inc. 2021 Equity Incentive Plan (2021 EIP) and permits the grant of incentive and nonstatutory stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards, and cash-based awards and other stock-based awards to qualified employees, directors, and consultants. No new awards will be issued under the 2021 EIP as of the effective date of the 2022 EIP. Outstanding awards under the 2021 EIP continue to be subject to the terms and conditions of the 2021 EIP. If shares issued under the 2021 EIP and 2022 EIP pursuant to awards of restricted stock, restricted stock units, performance shares or performance units are repurchased by the Company or are forfeited to the Company due to the failure to vest, such shares are added back to the reserves of the 2022 EIP. Shares used to pay the exercise price of an award or to satisfy the tax withholdings related to an award will also become available for future grant or sale under the current EIP. The maximum aggregate number of shares that may be subject to awards and sold under the 2022 EIP is 1,752,693 shares. The shares may be authorized but unissued, or reacquired common stock. As of December 31, 2025, there were 448,776 shares reserved for future issuance under the current EIP. The term of each Option will be stated in the Award Agreement. In the case of an incentive stock option, the term will be no more than ten (10) years from the date of grant thereof. In the case of an incentive stock option granted to a Participant who, at the time the incentive stock option is granted, owns stock representing more than ten percent (10%) of the total combined voting power of all classes of stock of the Company or any Parent or Subsidiary, the term of the Incentive Stock Option will be five (5) years from the date of grant or such shorter term as may be provided in the Award Agreement.

Stock Options

The fair value of service-based stock options granted to employees and non-employees was estimated on the grant date using the Black-Scholes valuation model with the following assumptions:

	2025	2024
Dividend yield	0%	0%
Expected term	6 years	6 years
Risk-free interest rates	3.93% - 4.42%	3.54% - 4.66%
Expected volatility	104.47% - 106.98%	113.65% - 134.87%

Dividend Yield – The dividend yield is assumed to be zero as the Company has never paid dividends and has no current plans to do so.

Expected Term – The expected term represents the period that the Company’s stock-based awards are expected to be outstanding. The Company determines the expected term using the simplified method as the Company does not have sufficient historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the options.

Expected Volatility – Since the Company does not have a sufficient trading history of its common stock, the expected volatility is derived from the average historical stock volatilities of several unrelated public companies within the Company’s industry that the Company considers to be comparable to its business over a period equivalent to the expected term of the stock option grants.

Fair Value of Common Stock – The fair value of common stock is based on the closing price of the Company’s common stock, as reported on Over-the-Counter Market (“OTC”) on the date of grant.

The following table summarizes activity under the Company’s stock options plans for service-based and market-based stock options:

	Number of Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Remaining Term (Years)	Intrinsic Value
Outstanding as of January 1, 2024	6,117,462	$1.90	8.16	$24,225,150
Granted	705,000	$7.79	7.71	1,360,650
Forfeited	(465,000)	$4.12	-	-
Exercised	(283,400)	$1.03
Outstanding as of December 31, 2024	6,074,062	$2.45	7.61	69,204,153
Granted	520,751	$10.54	-	-
Forfeited	(314,529)	$6.35	-	-
Outstanding as of December 31, 2025	6,280,284	$2.92	6.67	$5,576,041
Vested and exercisable as of December 31, 2025	5,569,238	$2.10	6.39	$9,507,796

The weighted-average grant date fair value of options granted during the years ended December 31, 2025 and 2024, was $8.75 and $6.75, respectively. During the years ended December 31, 2025 and 2024, the Company recognized $3,225,105 and $6,297,062, respectively, of stock-based compensation in connection with service-based and market-based option grants which is included in general and administrative expenses on the consolidated statements of operations. As of December 31, 2025, total unrecognized stock-based compensation expense for service-based option grants was $4,623,531, which is expected to be recognized over a straight-line basis over a weighted-average period of 2.26 years. The total fair value of shares vested during the years ended December 31, 2025 and 2024 was $2,248,787 and $1,054,137, respectively.

Intrinsic value is measured using the fair market value as of December 31, 2025 and 2024 less the applicable weighted average exercise price.

Market-Based Stock Option Grants

In July 2022, the Board of Directors approved and amended executive employment agreements for the Company’s Chief Executive Officer (“CEO”) and Chief Operating Officer (“COO”). Additionally, in October 2022 the Board of Directors granted 2,250,000 options at an exercise price of $2.00, to both the CEO and COO, for a total of 4,500,000 options, with vesting of options based on Sustained Market Capitalization targets as follows:

Vesting Trigger	Number of Options Vested
On the date Sustained Market Capitalization first equals or exceeds $29,268,520	900,000
On the date Sustained Market Capitalization first equals or exceeds $58,537,040	900,000
On the date Sustained Market Capitalization first equals or exceeds $117,074,080	900,000
On the date Sustained Market Capitalization first equals or exceeds $175,611,120	900,000
On the date Sustained Market Capitalization first equals or exceeds $234,148,160	900,000

Sustained Market Capitalization is the average market capitalization for the 90 trading days immediately prior to the date of such determination. Upon vesting, the options may be exercised for up to 10 years after the date of grant.

The Company estimated the fair value of this market-based award using Monte Carlo simulation. The Company estimates the expected term based on a future exercise assumption. The weighted average derived service period for this award is 6.0 years. The optionee has up to 10 years to exercise any vested options. The risk-free interest rate is based on the United States Treasury yield curve in effect at the time of grant for zero-coupon U.S. Treasury notes. The expected volatility is derived from the average historical stock volatilities of several public companies within the Company’s industry that the Company considers to be comparable to its business over a period equivalent to the derived term of the stock option grant award.

The following assumptions were used to estimate the fair value of this award:

Stock price on date of grant	$1.63
Exercise Price	$2.00
Dividend Yield	-
Risk-free interest rate	4.25%
Expected volatility	80.01%

The total grant date fair value of these market-based awards is estimated at $14,829,290. For the years ended December 31, 2025 and 2024, the Company recognized $1,438,538 and $5,343,630 of stock-based compensation as a component of general and administrative expense for these awards, respectively. As of December 31, 2025, all of the market capitalization targets had been met and 4,500,000 options were exercisable and no unrecognized compensation expense remains.

Restricted Stock Units (“RSUs”)

During the year ended 2025, the Company issued 75,504 RSUs to certain non-executive employees of the Company with a fair value of $978,500 as part of the Company’s long-term incentive plan. The RSUs vest over three years with 33% vesting upon the first anniversary of the award with the remaining 67% vesting quarterly over the remaining two years.

On March 17, 2025, the Company issued 356,928 RSUs to certain executive employees as part of the Company’s long-term incentive plan with a fair value of $3,533,8000. The RSUs vest one-third on the first annual anniversary and two-thirds quarterly over the remaining two years.

On March 17, 2025, the Company issued 61,128 RSUs to certain board members as part of the Company’s long-term incentive plan with a fair value of $390,000. The RSUs vest quarterly over one year.

On September 15, 2024, the Compensation Committee of the Board of Directors authorized the grant of 376,015 RSU’s to certain executives and independent members of the Board of Directors. The RSUs have an aggregate grant date fair value of $3.7 million and will vest quarterly over three (3) years through September 2027 commencing on the date of grant.

In November and December 2024, two employees were granted an aggregate of 14,670 shares of common stock with a grant date fair value of $205,000. The shares vest quarterly over four (4) years through December 2028 commencing on the date of grant.

The fair value of restricted stock is based on the closing price of the Company’s common stock on the OTC market on the date of the grant.

The following table summarizes the restricted stock unit activity during the years ended December 31, 2025 and 2024:

	Shares Outstanding	Weighted Average Grant Date Fair Value
Unvested balance-January 1, 2024	-	$-
Granted	390,686	10.00
Vested	(31,335)	9.84
Unvested balance-December 31, 2024	359,351	10.01
Granted	493,560	9.93
Vested	(135,822)	12.02
Forfeited or canceled	(55,207)	11.38
Unvested balance-December 31, 2025	661,882	$9.93

As of December 31, 2025 and 2024, 661,882 and 359,351 of the restricted stock units remain unvested, respectively, and $5,406,798 of unrecognized compensation expense will be recognized through December 2028 over a weighted average period of 1.93 years.